Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks

NOTE 2—RESTRICTIONS ON CASH AND DUE FROM BANKS

In return for services obtained through correspondent banks, the Corporation is required to maintain non-interest bearing cash balances in those correspondent banks. At December 31, 2011 and 2010, compensating balances approximated $1,866,000 and $1,607,000, respectively. During 2011 average required balances totaled $1,758,000 and during 2010 totaled $1,605,000.